Employee share schemes - Fair value of awards (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) Y £ / shares	Dec. 31, 2022 GBP (£) Y £ / shares
Employee share schemes
Weighted average fair value at the measurement date | £	£ 0.93	£ 0.89
Risk-free interest rate	3.53%	3.54%
Expected dividend yield	1.88%	1.59%
Volatility	23.63%	31.37%
Expected life | Y	3.5	3
Discount on share price for options granted, share-based payment arrangements	20.00%
Share Save - related options grant price (including 20% discount) | £ / shares	£ 2.66	£ 2.27